Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.98%
Five Years	1.69%
Ten Years	7.11%
Inception Date	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.72%
Ten Years	7.14%
Inception Date	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.47%
Five Years	2.34%
Ten Years	8.01%
Inception Date	Aug. 31, 2001
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.53%
Five Years	2.37%
Ten Years	8.04%
Inception Date	May 31, 2001
Return After Taxes on Distributions | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.60%
Five Years	1.35%
Ten Years	6.78%
Return After Taxes on Distributions | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.06%
Five Years	2.00%
Ten Years	7.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.88%
Five Years	1.38%
Ten Years	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.16%
Five Years	1.92%
Ten Years	7.01%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.97%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%